Common stock	12 Months Ended
Dec. 31, 2011
Common stock [Text Block]
4.	Common stock

During 2011, the Company issued 3,000,000 common shares to JAL as part of the terms of the "Option Agreement" (Note 6). The shares were measured at their fair value at the grant date ($0.10/sh).

During the year ended December 31, 2011, the Company entered into Flow Through Unit Subscription Agreements to issue 2,300,000 Flow Through Units for US $0.03 per unit, for an aggregate amount of $69,000. Each Flow Through Unit consists of one flow-through common share (a "FT share") and one non-flow-through common share purchase warrant. Each purchase warrant entitling the holder to acquire one common share of the Company (a "Warrant Share") for a period of one year at a price of $0.04 per warrant share.

On July 25, 2011 the Company entered into Subscription Agreement to issue 100,000 Units for US $0.03 per unit, for an aggregate amount of $3,000. Each Unit consists of one common share and one common share purchase warrant. Each purchase warrant entitling the holder to acquire one common share of the Company (a "Warrant Share") for a period of one year at a price of $0.04 per warrant share.

On August 3, 2011 the company entered into a consulting agreement for consulting services related to the planning, acquisition, processing and interpretation of geophysical data from the Company's Voisey's Bay West property. Under the terms of the agreement the Company issued to the Consultant 100,000 common shares. The shares were valued at their fair value at the grant date ($0.04/sh).

During 2011, 8,405,000 share purchase warrants were exercised for aggregate cash proceeds of $265,600.

On November 16, 2011, the Company announced a non-brokered private placement of up to 6 million units at the price of $0.025 per unit for an aggregate gross proceeds of $180,000 (the "Offering"). Each unit of the Offering will consist of one common share of the Company and one common share purchase warrants of the Company. Each warrant will entitle the holder thereof to purchase one common share of the Company at an exercise price of $0.035 for a period of one year from the closing date of the Offering. Up to 3 million of the unit shares will be designated as flow-through shares (the "Flow Through Shares") for the purposes of the Income Tax Act (Canada), at a price of $0.025 per Flow Through Share. The Company may pay a finder's fee on funds raised from certain subscribers. The funds from the private placements will be used for exploration and development of the Voisey's Bay West Property in Labrador and working capital. The Company completed the private placement on March 13, 2012 and issued 3,400,000 units for an aggregate cash proceeds of $85,000, of which, $54,000 was received in the year and is included in share subscription received in the trial balance.

During 2010, the Company completed a private placement whereby 9,000,000 units were issued at US $0.02 per unit for gross cash proceeds of $180,000. Each unit consists of one common share of the Company and two share purchase warrants (an A warrant and a B warrant, respectively). Each A Warrant is exercisable to purchase one additional common share of the Company at an exercise price of US $0.03 until July 27, 2011 and each B Warrant is exercisable to purchase on additional common share of the Company at an exercise price of US $0.03 until July 27, 2012. The fair value of the 9,000,000 A and B warrants has been estimated using the Black-Scholes Option Pricing Model. Refer to the warrant and option table below for the details of the variable assumptions and the allocation to contributed surplus.

During 2010, the Company completed a private placement whereby 11,465,000 units were issued at US $0.03 per unit for gross cash proceeds of $343,950. Each unit consists of one common share of the Company and one share purchase warrant (a "Warrant"). Each Warrant is exercisable to purchase one additional Common Share at an exercise price of US $0.04 until September 29, 2011. Finders' fees of US $16,000 in cash and 647,500 finder's share purchase warrants were issued pursuant to the first tranche private placement. The finder's share purchase warrants are subject to the same terms as the Unit Warrants. In addition, compensation was issued in the form of 50,000 Units, subject to the same terms as the first tranche private placement units. The securities contain a holding period expiring January 30, 2011. In October 2010, the Company completed a private placement whereby 200,000 units were issued at $0.03 per unit for gross cash proceeds of $6,000. Each unit consists of one common share of the Company and one share purchase warrant. Each warrant exercisable to purchase one additional common share of the Company at an exercise price of US $0.04 until September 29, 2011.

On July 27, 2010, the Company entered into an agreement (the "Purchase of Options Right Agreement") with JAL Exploration Inc. (JAL) pursuant to which the Company has purchased the right ( the "Right") to enter into a subsequent option agreement (the "Option Agreement") and obtain two property options (the "Options") relating to three mineral rights licenses comprising 200 claims and approximately 5,000 hectares located on the east coast of northern Labrador, Canada known as Voisey's Bay West Property (the "Property").

Under the terms of the "Right", the Company issued 3,000,000 common shares to JAL on July 27, 2010. The shares were measured at their fair value at the grant date ($0.04/sh).

During 2010, the Company granted to its directors an aggregate of 1,100,000 options at an exercise price of US $0.05. The options expire on August 6, 2015.

During 2010, the Company issued a total of 4,500,000 shares at $0.03 per warrant exercised for cash proceeds of $135,000.

During 2009, the Company completed a private placement whereby 6,000,000 units were issued at US $0.03 per unit for gross cash proceeds of $180,000. Each unit consists of one common share of the Company and two share purchase warrants (an A warrant and a B warrant, respectively). Each A Warrant is exercisable to purchase one additional common share of the Company at an exercise price of US $0.03 until August 20, 2010 and each B Warrant is exercisable to purchase one additional common share of the Company at an exercise price of US $0.03 until August 20, 2011. The fair value of the 6,000,000 A and B warrants has been estimated using the Black-Scholes Option Pricing Model. Refer to the warrant and option table below for the details of the variable assumptions and the allocation to contributed surplus.

During 2009, the Company completed a private placement whereby 1,000,000 units were issued at US $0.03 per units for gross cash proceeds of $30,000. Each unit consists of one common share of the Company and two share purchase warrants (an A Warrant and a B Warrant, respectively). Each A Warrant is exercisable to purchase one additional Common Share at an exercise price of US $0.03 until October 16, 2010 and each B Warrant is exercisable to purchase one additional Common Share at an exercise price of US $0.03 until October 16, 2011. The fair value of the 1,000,000 A and B warrants has been estimated using the Black-Scholes Option Pricing Model. Refer to the warrant and option table below for the details of the variable assumptions and the allocation to the contributed surplus.

During 2009, the Company issued units to a creditor of the Company pursuant to a $30,000 debt settlement whereby 1,000,000 units were issued at US $0.03 per unit. Each unit consists of one common share of the Company and two share purchase warrants (an A Warrant and a B Warrant, respectively). Each A Warrant is exercisable to purchase one additional Common Share at an exercise price of US $0.03 until July 28, 2010 and each B Warrant is exercisable to purchase one additional Common Share at an exercise price of US $0.03 until July 28, 2011.

During 2009, the Company issued units to another creditor of the Company pursuant to a $30,000 debt settlement whereby 1,000,000 units were issued at US $0.03 per unit. Each unit consists of one common share of the Company and two share purchase warrants (an A Warrant and a B Warrant), respectively). Each A Warrant is exercisable to purchase one additional Common Share at an exercise price of US $0.03 until July 23, 2010 and each B Warrant is exercisable to purchase one additional Common Share at an exercise price of US $0.03 until July 23, 2011.

The fair value of the 2,000,000 A and B warrants related to the above two debt settlement issues has been estimated using the Black-Scholes Option Pricing Model.

During 2009, the Company granted to its directors an aggregate of 500,000 options at an exercise price of US $0.065. The options expire on August 20, 2014.

In March 2009, the Company granted an extension to May 21, 2009 and reduction of exercise price to $0.03 per share on 7,426,120 unit Warrants that were to expire on March 21, 2009.

During 2009, the Company issued a total of 3,272,333 shares for cash proceeds of $98,170 upon exercise by warrant holders.

The fair value of warrants and options issued during 2010 and 2011 using Black-Scholes options pricing model with the following assumptions:

	Number						Fair Value
Class of	of Warrants	Risk free				Expected	credited to
Warrants/	/Options	interest	Dividend			Life	Contributed
Options	Issued	rate	Yield	Volatility	Strike Price	(in Years)	Surplus

Options
Option	1,100,000	1.42%	0	258.36%	0.05	5	$76,757

Warrants
A	9,000,000	1.42%	0	266.68%	0.03	1	66,229
B	9,000,000	1.42%	0	266.68%	0.03	2	74,525
A	11,465,000	1.42%	0	232.89%	0.04	1	237,177
A	647,500	1.42%	0	232.89%	0.04	1	43,149
A	50,000	1.42%	0	232.89%	0.04	1	1,034
B	200,000	1.38%	0	213.46%	0.04	1	3,277
A	2,400,000	1.47%	0	206.65%	0.04	1	34,778

	32,762,500						$460,169

Warrants
Balance, December 31, 2009	18,000,000

Issued in 2010	30,362,500
Expired	(4,500,000)
Exercised	(4,500,000)

Balance, December 31, 2010	39,362,500

Issued in 2011	2,400,000
Expired	(21,957,500)
Exercised	(8,405,000)

Balance, December 31, 2011	11,400,000

At December 31, 2011, the following warrants were outstanding:

Number	Price	Expiration
2,400,000	0.04	July 25, 2012
9,000,000	0.03	July 27, 2012